Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition
Revenue Recognition — Monthly, MS&Co. credits each Partnership with interest income on 100% of its average daily equity maintained in cash in the Partnerships’ accounts during each month at a rate equal to 80% for Charter Aspect and Charter Campbell and 100% for Charter WNT of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid by MS&Co. to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on forward contracts and other Futures Interests that have not been received.  The Partnerships pay a flat rate brokerage fee to Morgan Stanley Wealth Management and flat rate administrative fee to General Partner.  General Partner pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co., General Partner and/or their affiliates or any other entity acting as a commodity broker for the Partnerships.

Fair Value of Financial Instruments
Fair Value of Financial Instruments — The fair value of the Partnerships’ assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) guidance relating to financial instruments approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation — The Partnerships’ functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit
Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for investment companies as illustrated in the Financial Highlights footnote (refer to Note 8. Financial Highlights).

Trading Equity
Trading Equity — The Partnerships’ asset “Trading Equity” reflected on the Statements of Financial Condition, consists of (a) cash on deposit with MS&Co, a portion of which is  to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and (c) for the Partnerships which trade in options, options purchased at fair value if any. Options written at fair value, if any, are recorded in “Liabilities” within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. acting as their commodity broker. Pursuant to brokerage agreements with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty in the Statements of Financial Condition as allowable under the terms of their master netting agreements with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash
Restricted and Unrestricted Cash — As reflected on the Partnerships’ Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forward and options contracts and offset unrealized losses on only the offsetting London Metal Exchange positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs
Brokerage and Related Transaction Fees and Costs — Effective October 1, 2014, each Partnership pays a general partner administrative fee to the General Partner equal to an annual rate of 2.0% of each Partnership’s net assets, and (ii) an ongoing placement agent fee to Morgan Stanley Wealth Management equal to an annual rate of 2.0% of each Partnership’s net assets.  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Effective April 1, 2014, the flat rate brokerage fees for the Partnerships were reduced from 6.0% per annum (paid monthly) to 4.0% per annum (paid monthly) of each Partnership’s net assets.

Redemptions
Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit.  The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum amount of 100 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Distributions
Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships’ profits.

Income Taxes
Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership’s revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes, clarifies the accounting for uncertainty in income taxes recognized in each Partnership’s financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2014 and 2013. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, the 2011 through 2014 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships
Dissolution of the Partnerships — Charter Aspect will terminate on December 31, 2025, and Charter Campbell and Charter WNT will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in each Partnership’s Limited Partnership Agreement.

Investment Company Status
Investment Company Status

Effective January 1, 2014, the Partnerships adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services – Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.  ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company.  ASU 2013-08 is effective for interim and annual reporting periods beginning after December 15, 2013.  The adoption of this ASU did not have a material impact on the Partnerships’ financial statements.  Based on Management’s assessment, the Partnerships have been deemed to be the investment companies since inception.